Annual Fund Operating Expenses - 2015 Retirement Fund - 2015 Retirement Fund	Apr. 30, 2021
Operating Expenses:
Management Fees	0.05%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.33%
Total Annual Fund Operating Expenses	0.45%